Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands						12 Months Ended
		Aug. 11, 2018	Oct. 23, 2017		Aug. 11, 2017	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale total consideration	[1]		$ 134,982
Legal and professional fees	[1]		(3,759)
Debt extinguishment charges						$ 0	$ 3,415	$ 0
Inventory purchased		$ 2,300	89,101	[1]
Operating income						(381)	5,598	15,774
Company incurred transaction related costs of discontinued operations						$ 0	$ 72,615	$ 143,194
Mayors Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale total consideration			$ 106,800
Legal and professional fees					$ 3,800
Debt extinguishment charges					3,500
Discontinued operations for obsolescence reserve on inventory					$ 2,700
Mayor's Jewelers, Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dealer agreement term		5 years
Mayor's Jewelers, Inc [Member] | Inventory Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory purchased		$ 1,800

[1]	Recast (refer to note 1)